Taxation - Summary of Deferred Tax Assets And Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Deferred tax assets	€ 570	€ 4,573
Beginning balance, Deferred tax liabilities	0	(3,851)
Beginning balance, Net deferred tax assets	570	722
Recognition of losses	(87)	(859)
Acquisitions / divestments	(3,043)	0
Movements of temporary differences	899	974
Recognition of tax credits	0	(267)
Ending Balance, Deferred tax assets	523	570
Ending Balance, Deferred tax liabilities	(2,184)	0
Ending Balance, Net deferred tax assets	€ (1,661)	€ 570